UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2018 are attached.

Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.0%
Transamerica Variable International Equity (A) (B)	4,818	$ 117,795

Money Market Fund - 0.3%
Transamerica Variable Government Money Market (A) (B)	807	17,082

U.S. Equity Funds - 8.8%
Transamerica Variable Large Growth (A) (B)	1,396	197,111
Transamerica Variable Large Value Opportunities (A) (B)	1,909	191,665
Transamerica Variable Small Cap Core (A) (B)	1,850	129,749

		518,525

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 88.9%
Transamerica Variable High Quality Bond (A) (B)	53,707	$ 949,318
Transamerica Variable High Yield Bond (A) (B)	18,153	643,050
Transamerica Variable Inflation-Protected Securities (A) (B)	34,475	928,072
Transamerica Variable Intermediate Bond (A) (B)	58,668	2,700,799

		5,221,239

Total Investment Companies (Cost $5,471,736)		5,874,641

Total Investments (Cost $5,471,736)		5,874,641
Net Other Assets (Liabilities) - (0.0)% (C)		(903)

Net Assets - 100.0%		$ 5,873,738

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,874,641	$—	$—	$5,874,641

Total Investments	$5,874,641	$—	$—	$5,874,641

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated Investment in the Institutional Class shares of Transamerica Variable Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$11,632	$1,045,457	$(1,040,045)	$34	$4	$17,082	807	$—	$—
Transamerica Variable High Quality Bond	924,898	80,505	(54,080)	284	(2,289)	949,318	53,707	—	—
Transamerica Variable High Yield Bond	623,168	47,354	(36,438)	11,223	(2,257)	643,050	18,153	—	—
Transamerica Variable Inflation-Protected Securities	915,020	79,557	(53,230)	994	(14,269)	928,072	34,475	—	—
Transamerica Variable Intermediate Bond	2,704,832	217,835	(154,702)	21,668	(88,834)	2,700,799	58,668	—	—
Transamerica Variable International Equity	127,054	9,471	(15,936)	4,341	(7,135)	117,795	4,818	—	—
Transamerica Variable Large Growth	190,007	14,207	(40,169)	22,464	10,602	197,111	1,396	—	—
Transamerica Variable Large Value Opportunities	194,014	14,207	(24,245)	12,057	(4,368)	191,665	1,909	—	—
Transamerica Variable Small Cap Core	127,717	9,471	(16,567)	7,530	1,598	129,749	1,850	—	—

Total	$5,818,342	$1,518,064	$(1,435,412)	$80,595	$(106,948)	$5,874,641	175,783	$—	$—

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Subaccount recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	September 30, 2018 Form N-Q

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 11.6%
Transamerica Variable International Equity (A) (B)	78,923	$ 1,929,654

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	1,998	42,274

U.S. Equity Funds - 41.3%
Transamerica Variable Large Growth (A) (B)	18,342	2,590,351
Transamerica Variable Large Value Opportunities (A) (B)	26,053	2,615,620
Transamerica Variable Small Cap Core (A) (B)	23,668	1,660,147

		6,866,118

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 46.9%
Transamerica Variable High Quality Bond (A) (B)	70,455	$ 1,245,349
Transamerica Variable High Yield Bond (A) (B)	26,871	951,850
Transamerica Variable Inflation-Protected Securities (A) (B)	70,143	1,888,294
Transamerica Variable Intermediate Bond (A) (B)	80,726	3,716,283

		7,801,776

Total Investment Companies (Cost $12,957,843)		16,639,822

Total Investments (Cost $12,957,843)		16,639,822
Net Other Assets (Liabilities) - (0.0)% (C)		(2,554)

Net Assets - 100.0%		$ 16,637,268

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$16,639,822	$—	$—	$16,639,822

Total Investments	$16,639,822	$—	$—	$16,639,822

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated Investment in the Institutional Class shares of Transamerica Variable Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$44,598	$4,157,542	$(4,159,978)	$106	$6	$42,274	1,998	$—	$—
Transamerica Variable High Quality Bond	1,282,510	145,603	(179,456)	2,506	(5,814)	1,245,349	70,455	—	—
Transamerica Variable High Yield Bond	1,022,269	52,257	(135,642)	87,027	(74,061)	951,850	26,871	—	—
Transamerica Variable Inflation-Protected Securities	1,975,001	213,051	(271,909)	11,918	(39,767)	1,888,294	70,143	—	—
Transamerica Variable Intermediate Bond	3,917,226	435,032	(536,863)	100,379	(199,491)	3,716,283	80,726	—	—
Transamerica Variable International Equity	2,162,911	104,514	(286,442)	137,467	(188,796)	1,929,654	78,923	—	—
Transamerica Variable Large Growth	2,761,269	124,111	(759,116)	558,439	(94,352)	2,590,351	18,342	—	—
Transamerica Variable Large Value Opportunities	2,761,370	124,110	(366,011)	254,509	(158,358)	2,615,620	26,053	—	—
Transamerica Variable Small Cap Core	1,693,935	82,740	(230,959)	165,408	(50,977)	1,660,147	23,668	—	—

Total	$17,621,089	$5,438,960	$(6,926,376)	$1,317,759	$(811,610)	$16,639,822	397,179	$—	$—

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Subaccount recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	September 30, 2018 Form N-Q

Transamerica Asset Allocation –

Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 15.8%
Transamerica Variable International Equity (A) (B)	198,516	$ 4,853,658

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	3,156	66,770

U.S. Equity Funds - 56.4%
Transamerica Variable Large Growth (A) (B)	48,175	6,803,564
Transamerica Variable Large Value Opportunities (A) (B)	63,955	6,420,724
Transamerica Variable Small Cap Core (A) (B)	58,160	4,079,562

		17,303,850

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 27.6%
Transamerica Variable High Quality Bond (A) (B)	32,092	$ 567,258
Transamerica Variable High Yield Bond (A) (B)	32,108	1,137,368
Transamerica Variable Inflation-Protected Securities (A) (B)	94,784	2,551,630
Transamerica Variable Intermediate Bond (A) (B)	91,439	4,209,434

		8,465,690

Total Investment Companies (Cost $19,290,899)		30,689,968

Total Investments (Cost $19,290,899)		30,689,968
Net Other Assets (Liabilities) - (0.0)% (C)		(4,689)

Net Assets - 100.0%		$ 30,685,279

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$30,689,968	$—	$—	$30,689,968

Total Investments	$30,689,968	$—	$—	$30,689,968

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated Investment in the Institutional Class shares of Transamerica Variable Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$62,873	$5,690,171	$(5,686,453)	$170	$9	$66,770	3,156	$—	$—
Transamerica Variable High Quality Bond	574,704	55,985	(62,002)	1,666	(3,095)	567,258	32,092	—	—
Transamerica Variable High Yield Bond	1,196,645	47,970	(123,036)	78,060	(62,271)	1,137,368	32,108	—	—
Transamerica Variable Inflation-Protected Securities	2,614,733	249,763	(276,098)	16,469	(53,237)	2,551,630	94,784	—	—
Transamerica Variable Intermediate Bond	4,354,543	420,754	(457,280)	111,733	(220,316)	4,209,434	91,439	—	—
Transamerica Variable International Equity	5,311,339	215,869	(548,678)	203,908	(328,780)	4,853,658	198,516	—	—
Transamerica Variable Large Growth	6,611,534	233,858	(1,164,737)	687,750	435,159	6,803,564	48,175	—	—
Transamerica Variable Large Value Opportunities	6,632,135	233,858	(681,701)	268,655	(32,223)	6,420,724	63,955	—	—
Transamerica Variable Small Cap Core	4,078,074	155,905	(427,713)	213,594	59,702	4,079,562	58,160	—	—

Total	$31,436,580	$7,304,133	$(9,427,698)	$1,582,005	$(205,052)	$30,689,968	622,385	$—	$—

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Subaccount recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended. The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows. Each Subaccount invests substantially all of its investable assets among certain Transamerica Variable Funds (“TVF”). Certain TVF subaccounts invest substantially all of their investable assets in underlying series of Transamerica Funds (each a “Fund” and collectively, the “Funds”).

Subaccount
Transamerica Asset Allocation – Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation – Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Subaccounts. TAM provides continuous and regular investment management services to the Subaccounts. TAM supervises each Subaccount’s investments, conducts its investment program and provides supervisory, compliance and administrative services to each Subaccount.

TAM is responsible for all aspects of the day-to-day management of the Subaccounts.

TAM’s investment management services also include the provision of supervisory and administrative services to each Subaccount. These services include performing certain administrative services for the Subaccounts and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Subaccounts by State Street Bank and Trust Company, to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Subaccounts from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain aspects of Subaccount investments; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Subaccounts’ custodian and dividend disbursing agent and monitoring their services to the Subaccounts; assisting the Subaccounts in preparing reports to shareholders; acting as liaison with the Subaccounts’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Subaccounts.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding subaccount of the TVF is valued at the unit value per share TVF at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Asset Allocation Variable Funds	Page 1	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments at September 30, 2018, is disclosed within the Security Valuation section of each Subaccount’s Schedule of Investments.

Under supervision and approval of the Subaccounts’ Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Subaccounts use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, -as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TVF subaccounts and the TVF subaccounts invest all of their investable assets in the Transamerica Funds. The summary of the inputs used for valuing each Fund’s assets carried at fair value is discussed in the Security Valuation section of the Funds’ Notes to Schedules of Investments. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying subaccounts as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying subaccounts and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Subaccounts’ financial statements.

Transamerica Asset Allocation Variable Funds	Page 2	September 30, 2018 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 26, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	November 26, 2018